Consolidated statements of loss and comprehensive loss - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Revenue
Product sales	$ 5.8	$ 2.7
Recycling services	0.1	0.1
Revenue	5.9	2.8
Expenses
Employee salaries and benefits	9.0	4.8
Share-based compensation	2.1	1.1
General and administrative expense	3.8	1.7
Professional fees expense	3.3	1.9
Raw materials and supplies	2.5	1.3
Depreciation	2.4	1.2
Plant facilities	1.2	0.3
Sales and marketing expense	0.3	0.3
Freight and shipping	0.2	0.1
Research and development	0.5	0.3
Change in finished goods inventory	0.0	(0.5)
Operating expenses	25.3	12.5
Loss from operations	(19.4)	(9.7)
Other income (expense)
Interest income	3.5	0.1
Interest expense and other costs	(3.8)	(2.5)
Gains (losses) on financial instruments	21.4	16.0
Other income (expense)	21.1	13.6
Net income before taxes	1.7	3.9
Income tax	0.0	0.0
Interest income on short-term investments	1.7	3.9
Non-controlling interest	1.7	3.9
Non-controlling interest	0.0	0.0
Net income and comprehensive income	$ 1.7	$ 3.9
Loss per common share - basic (in dollars per share)	$ 0.01	$ 0.02
Loss per common share - diluted (in dollars per share)	$ 0.01	$ 0.02